Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	May 29, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (in dollars per share)	$ 0.61
Liability based restricted stock units transferred to equity	$ 0.8	$ 1.8
Performance and incentive pay plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of issued and outstanding shares of common stock			5.00%
Number of shares available for grant (in shares)	0		2,508,002
Performance and incentive pay plan | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value, vested	$ 1.3	2.0
Stock based compensation expense	2.3	$ 2.4
Unrecognized compensation cost	$ 3.8
Unrecognized compensation cost, period for recognition	2 years 3 months 7 days
Performance and incentive pay plan | Restricted stock units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	2 years
Performance and incentive pay plan | Restricted stock units | Minimum | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	2 years
Performance and incentive pay plan | Restricted stock units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Performance and incentive pay plan | Restricted stock units | Maximum | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Performance and incentive pay plan | Performance shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years